Employee benefits (Details 5) (Defined pension benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 8,867	$ 9,010	$ 8,149
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,122	4,591
Level 1 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	56	39
Level 1 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,717	2,301
Level 1 | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	311	350
Level 1 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	(1,921)	1,790
Level 1 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		1
Level 1 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		2
Level 1 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	73	79
Level 1 | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	44	29
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,714	3,431
Level 2 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	365	372
Level 2 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	76	77
Level 2 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,838	2,643
Level 2 | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	398	290
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	37	23
Level 2 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		26
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,031	988	897
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	177	156	149
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	113	136	127
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	741	696	621
Total fair value
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	8,867	9,010
Total fair value | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	421	411
Total fair value | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,793	2,378
Total fair value | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	311	350
Total fair value | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,759	4,433
Total fair value | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	398	290
Total fair value | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	37	23
Total fair value | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	177	183
Total fair value | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	113	138
Total fair value | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	814	775
Total fair value | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 44	$ 29